Investment Portfolio	as of February 28, 2022 (Unaudited)
DWS Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 136.8%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,867,715
Alaska 1.9%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	6,000,000	6,530,438
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2050	2,250,000	2,406,035
		8,936,473
Arizona 2.6%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup Global Markets	1,050,000	1,338,248
5.5%, 12/1/2029, GTY: Citigroup Global Markets	1,400,000	1,704,538
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	5,900,000	7,145,191
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,185,967
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	1,000,000	1,087,732
		12,461,676
California 14.2%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, Prerefunded, 5.0%, 6/1/2034	2,500,000	3,000,811
Series A-1, Prerefunded, 5.0%, 6/1/2035	2,500,000	3,000,812
California, Health Facilities Financing Authority Revenue, Commonspirit Health, Series A, 4.0%, 4/1/2049	4,000,000	4,359,353
California, Housing Finance Agency, Municipal Certificates, “A”, Series 2021-1, 3.5%, 11/20/2035	1,102,135	1,178,290
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	393,657
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	4,539,522
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,306,237
5.25%, 4/1/2035	4,295,000	4,309,830
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,200,000	1,372,901
Series A, AMT, 5.0%, 12/31/2047	640,000	728,342
Series A, AMT, 5.0%, 6/1/2048	240,000	272,534
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	700,000	810,782
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,172,123
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,178,610
Series D, AMT, 5.0%, 5/15/2048	5,000,000	5,800,546
San Diego County, CA, Regional Airport Authority Revenue, Series B, Prerefunded, AMT, 5.0%, 7/1/2043	7,000,000	7,359,398

San Diego, CA, Unified School District, Election 2012, Series C, Prerefunded, 5.0%, 7/1/2035	5,000,000	5,263,546
San Diego, CA, Unified School District, Proposition Z Bonds, Series M2, 3.0%, 7/1/2050	2,000,000	2,007,030
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,576,979
Series A, AMT, 5.0%, 5/1/2049	2,965,000	3,412,196
		67,043,499
Colorado 6.2%
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	5,862,072
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group:
Series A-1, 4.0%, 8/1/2044	1,000,000	1,084,306
Series A-2, 4.0%, 8/1/2049	4,460,000	4,806,025
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	815,000	922,030
Series A, 5.0%, 12/1/2048	1,305,000	1,470,076
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	10,110,000	11,648,349
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,536,533
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	490,000	561,940
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	450,000	491,558
		29,382,889
Connecticut 0.1%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	435,000	495,072
Delaware 0.4%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement Life Communities, Series B, 5.0%, 11/15/2048	1,750,000	1,946,984
District of Columbia 2.2%
District of Columbia, International School Revenue, 5.0%, 7/1/2039	500,000	575,673
District of Columbia, KIPP Project Revenue, 4.0%, 7/1/2049	2,405,000	2,573,221
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	840,303
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,571,289
AMT, 5.0%, 10/1/2047	1,000,000	1,145,250
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,719,232
		10,424,968
Florida 12.3%
Broward County, FL, Airport Systems Revenue, Series A, AMT, 4.0%, 10/1/2049	345,000	369,629
Clay County, FL, Sales Surtax Revenue, 4.0%, 10/1/2039	1,650,000	1,855,184
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	1,665,000	1,915,458
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,525,000	2,790,435
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	1,044,837

Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,695,376
Series A, AMT, 5.0%, 10/1/2047	965,000	1,098,103
Hillsborough County, FL, Aviation Authority, Tampa International Airport:
Series A, AMT, 4.0%, 10/1/2052 (a)	1,710,000	1,858,372
Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,875,075
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,391,052
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,699,610
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,017,295
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,807,208
Miami-Dade County, FL, Transit Sales Surtax Revenue:
Series A, 4.0%, 7/1/2044	2,500,000	2,805,223
Series A, 4.0%, 7/1/2050	5,000,000	5,583,950
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, 4.0%, 10/1/2052	3,000,000	3,299,936
Osceola County, FL, Transportation Revenue, Series A-1, 4.0%, 10/1/2054	3,000,000	3,217,853
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	3,100,000	3,454,819
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,251,236
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	6,615,000	7,169,551
		58,200,202
Georgia 6.0%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series D, AMT, 4.0%, 7/1/2038	2,000,000	2,196,435
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 5.0%, 4/1/2047	875,000	992,001
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052 (a)	1,425,000	1,572,520
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,203,151
Georgia, George L Smith II Congress Center Authority, Convention Center Hotel, Series A, 4.0%, 1/1/2054	1,640,000	1,676,509
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	531,662
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	5,000,000	5,475,371
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	12,001,096
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,100,650
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2050	1,335,000	1,444,061
		28,193,456
Hawaii 0.4%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,633,580
Illinois 9.3%
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	899,571
Series A, 5.5%, 1/1/2049	450,000	518,255
Series A, 6.0%, 1/1/2038	405,000	469,760
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,328,974
Series D, AMT, 5.0%, 1/1/2052	4,700,000	5,237,807

Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	455,425
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	465,000	515,503
Series A, 4.0%, 12/1/2055	465,000	507,614
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,190,940
Illinois, State Finance Authority Revenue, Bradley University Project, Series A, 4.0%, 8/1/2051	3,000,000	3,168,275
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, Prerefunded, 5.0%, 5/15/2041	1,580,000	1,594,080
Series A, 5.0%, 11/15/2045	1,745,000	1,924,331
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	4,831,370
Illinois, State General Obligation:
4.0%, 6/1/2033	2,400,000	2,547,930
Series C, 4.0%, 10/1/2037	2,500,000	2,701,605
Series B, 5.0%, 10/1/2033	1,970,000	2,252,165
Series A, 5.0%, 5/1/2034	3,500,000	3,959,672
Series A, 5.0%, 3/1/2046	335,000	387,549
5.75%, 5/1/2045	735,000	882,098
Illinois, State Toll Highway Authority:
Series A, 4.0%, 1/1/2044	2,000,000	2,217,334
Series A, 5.0%, 1/1/2044	2,535,000	3,030,920
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,059,828
		43,681,006
Indiana 4.4%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,965,000	3,261,945
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	5,000,000	5,000,000
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,500,000	4,004,120
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	7,000,000	8,331,983
		20,598,048
Iowa 0.3%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	500,000	537,425
4.0%, 10/1/2050	385,000	412,369
Iowa, Tobacco Settlement Authority Revenue, “1”, Series A-2, 4.0%, 6/1/2049	260,000	278,246
		1,228,040
Kentucky 0.2%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	362,573
Series A, 5.25%, 6/1/2041	480,000	549,799
		912,372
Louisiana 3.1%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	789,182
Louisiana, Public Facilities Authority Revenue, Loyola University Project, 4.0%, 10/1/2051	850,000	906,316

Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,685,684
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	3,540,000	3,706,702
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,215,991
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,351,274
		14,655,149
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine Medical Center:
Series A, 5.0%, 7/1/2043	1,050,000	1,230,161
Series A, 5.0%, 7/1/2048	1,050,000	1,222,696
		2,452,857
Maryland 2.7%
Maryland, Stadium Authority Built To Learn Revenue:
Series A, 4.0%, 6/1/2047 (a)	965,000	1,062,975
Series A, 4.0%, 6/1/2052 (a)	2,945,000	3,218,417
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	155,000	177,941
5.0%, 7/1/2056	270,000	308,677
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	867,045
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:
Series A, 5.0%, 7/1/2043	1,250,000	1,396,525
Series A, 5.0%, 7/1/2048	3,000,000	3,335,935
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	2,000,000	2,322,576
		12,690,091
Massachusetts 1.9%
Massachusetts, Educational Financing Authority, Series C, AMT, 3.0%, 7/1/2051	1,180,000	1,086,260
Massachusetts, State Development Finance Agency Revenue, Series A-2, 4.0%, 7/1/2040	2,200,000	2,479,672
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,685,220
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	560,000	587,593
Series A, 4.0%, 6/1/2056	1,815,000	1,891,131
		8,729,876
Michigan 2.1%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, Prerefunded, 5.25%, 7/1/2039	1,120,000	1,137,268
Michigan, State Finance Authority Ltd. Obligation Revenue, Albion College:
4.0%, 12/1/2046	410,000	435,459
4.0%, 12/1/2051	420,000	443,901
Michigan, State Finance Authority Revenue, Series A, 4.0%, 2/15/2050	4,000,000	4,390,864
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	1,200,000	1,353,378
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,221,432
		9,982,302

Minnesota 3.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,800,000	2,070,870
Series A, 5.0%, 2/15/2053	5,060,000	5,800,295
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,423,312
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	5,841,735
		15,136,212
Missouri 0.2%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	545,000	591,914
Series A, 5.0%, 2/1/2046	335,000	360,715
		952,629
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,525,956
Nevada 1.0%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	4,882,636
New Jersey 5.3%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2053, INS: AGMC	250,000	277,695
Atlantic County, NJ, Improvement Authority Lease Revenue, General Obligation Bonds, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	190,000	211,939
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	115,000	123,504
Series QQQ, 4.0%, 6/15/2050	115,000	123,046
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	430,000	494,237
Series A, 4.0%, 6/1/2031	430,000	497,472
Series A, 4.0%, 6/1/2032	205,000	238,702
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	2,690,000	3,195,749
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,330,650
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	390,198
Series A, 5.0%, 6/15/2047	385,000	432,743
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	415,000	405,107
New Jersey, State Transportation Trust Fund Authority:
Series AA, 4.0%, 6/15/2045	435,000	468,106
Series AA, 4.0%, 6/15/2050	3,480,000	3,723,485
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	5,600,000	6,344,075
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2034	1,855,000	2,140,619
Series A, 5.0%, 12/15/2036	475,000	547,207
New Jersey, State Turnpike Authority Revenue:
Series A, 4.0%, 1/1/2051	2,250,000	2,498,621
Series B, 5.0%, 1/1/2040	65,000	75,906

New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	875,000	982,990
Series A, 5.25%, 6/1/2046	440,000	501,913
		25,003,964
New York 11.2%
New York, Metropolitan Transportation Authority Revenue:
Series A-1, 4.0%, 11/15/2044	1,000,000	1,084,169
Series A-1, 4.0%, 11/15/2045	1,000,000	1,081,846
Series C, 5.0%, 11/15/2038	6,000,000	6,232,098
Series D, 5.0%, 11/15/2038	1,090,000	1,146,637
Series C, 5.0%, 11/15/2042	5,000,000	5,186,106
Series C-1, 5.0%, 11/15/2050	140,000	161,536
Series A-1, 5.25%, 11/15/2039	4,000,000	4,232,834
Series C-1, 5.25%, 11/15/2055	415,000	484,732
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A-1, 5.0%, 11/15/2048	2,000,000	2,309,617
New York, Port Authority of New York & New Jersey Consolidated, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	222,722
5.0%, 9/1/2039	510,000	552,649
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2047	5,000,000	5,569,798
Series A, 4.0%, 3/15/2048	2,000,000	2,217,639
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	410,000	462,699
New York, State Urban Development Corp., Sales Tax Revenue, Series A, 4.0%, 3/15/2045	3,700,000	4,088,757
New York, State Urban Development Corp., State Personal Income Tax Revenue:
Series C, 3.0%, 3/15/2048	2,000,000	1,981,439
Series E, 3.0%, 3/15/2050	3,475,000	3,428,329
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	167,078
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	852,179
Series TE, 5.0%, 12/15/2035	1,000,000	1,064,857
New York City, NY, Transitional Finance Authority, Future Tax Secured Subordinate Bonds, Series C-1, 4.0%, 2/1/2051	3,000,000	3,361,681
New York, NY, General Obligation:
Series E-5, 0.09% (b), 3/1/2022, LOC: TD Bank NA	100,000	100,000
Series A, 4.0%, 8/1/2040	3,500,000	3,910,489
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	1,875,000	2,156,284
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	800,000	886,508
		52,942,683
Ohio 3.1%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A, 4.0%, 6/1/2048	1,995,000	2,096,504
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	2,050,545
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,360,780
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,638,894
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects:
Series A, 5.0%, 2/15/2039 (a)	775,000	955,500
Series A-1, 5.25%, 2/15/2039	3,520,000	3,665,427
		14,767,650

Oregon 0.8%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	3,879,950
Pennsylvania 8.2%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,542,327
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	531,802
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,721,998
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	878,288
5.0%, 6/1/2035	375,000	438,785
Pennsylvania, Economic Development Financing Authority, Series A, 4.0%, 10/15/2051	3,000,000	3,338,708
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	22,984
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.625%, 6/1/2042	585,000	570,155
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	5,975,595
Pennsylvania, State Turnpike Commission Revenue:
Series B, 4.0%, 12/1/2051	2,655,000	2,946,184
Series A, 5.0%, 12/1/2038	2,030,000	2,216,632
Series A, 5.0%, 12/1/2039	3,000,000	3,602,531
Series B-1, 5.0%, 6/1/2042	2,000,000	2,287,032
Series C, 5.0%, 12/1/2043	960,000	1,020,433
Series C, Prerefunded, 5.0%, 12/1/2043	3,040,000	3,245,583
Series A, 5.0%, 12/1/2044	1,665,000	1,989,378
Series B, 5.0%, 12/1/2045	585,000	703,643
Series B, 5.0%, 12/1/2050	665,000	797,659
Philadelphia, PA, Airport Revenue, Series B, AMT, 5.0%, 7/1/2047	915,000	1,027,590
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,767,735
		38,625,042
South Carolina 5.4%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	6,924,786
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,003,615
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	6,444,495
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,533,294
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	6,220,000	6,721,144
		25,627,334
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project:
Series A, 4.0%, 8/1/2051	375,000	395,724
Series A, 4.0%, 8/1/2056	250,000	261,138
Series A, 4.0%, 8/1/2061	325,000	336,830
		993,692

Tennessee 1.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	1,200,000	1,406,998
Series A, 5.0%, 7/1/2044	1,600,000	1,857,639
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	1,500,000	1,538,175
		4,802,812
Texas 17.5%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series E, 4.0%, 1/1/2050	4,320,000	4,687,892
Series A, Prerefunded, 5.0%, 1/1/2040	1,155,000	1,294,462
Series E, 5.0%, 1/1/2045	300,000	355,284
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2047	410,000	469,179
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,599,877
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,127,440
5.0%, 1/1/2048	6,145,000	7,113,628
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	3,000,000	3,194,815
Series A, 4.0%, 4/1/2054	2,310,000	2,439,352
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group:
Series B, 5.0%, 7/1/2034	3,000,000	3,584,955
Series B, 5.0%, 7/1/2048	5,000,000	5,872,202
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	165,000	183,949
Series A, 4.0%, 8/1/2041, INS: BAM	200,000	222,759
Texas, Dallas/Fort Worth International Airport Revenue, Series F, 5.25%, 11/1/2033	3,500,000	3,716,163
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	1,000,000	1,095,913
Series B, Prerefunded, 5.0%, 4/1/2053	3,500,000	3,714,218
Series B, Prerefunded, 5.25%, 10/1/2051	5,000,000	5,325,560
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	7,195,944
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2055	575,000	601,561
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	3,000,000	3,430,120
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	3,565,000	3,882,496
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	8,139,354
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	3,305,000	3,719,252
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,334,971
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	2,815,000	3,180,808
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	2,250,000	3,219,941
		82,702,095
Utah 0.6%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	1,101,402
Series A, AMT, 5.0%, 7/1/2048	575,000	655,705

Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	275,000	308,633
4.0%, 10/15/2044	340,000	379,422
4.0%, 10/15/2048	340,000	377,488
		2,822,650
Virginia 1.5%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	447,539
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	560,000	606,763
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2040 (a)	575,000	620,156
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project:
AMT, 5.0%, 12/31/2052 (a)	625,000	749,334
AMT, 5.0%, 12/31/2057 (a)	315,000	374,430
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	3,645,000	4,162,702
		6,960,924
Washington 2.6%
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	1,935,000	2,181,924
AMT, 5.0%, 4/1/2044	2,000,000	2,351,570
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	6,000,000	6,879,978
Washington, State Housing Finance Commission Municipal Certificates, “A”, Series A-1, 3.5%, 12/20/2035	608,485	634,628
		12,048,100
West Virginia 1.0%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,583,329
Wisconsin 2.3%
Wisconsin, Public Finance Authority, Education Revenue, Triad Educational Services Ltd. , Series 2021 A, 4.0%, 6/15/2061	5,200,000	5,424,701
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 3/31/2056	1,625,000	1,683,857
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	3,432,910
Wisconsin, Public Finance Authority, Retirement Facilities Revenue, The United Methodist Retirement Homes:
Series 2021 A, 4.0%, 10/1/2041	55,000	59,502
Series A, 4.0%, 10/1/2046	75,000	80,171
Series A, 4.0%, 10/1/2051	240,000	255,526
		10,936,667
Guam 0.2%
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	255,000	271,354
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	280,000	302,600
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	315,000	356,265
		930,219
Total Municipal Investments (Cost $610,661,189)		645,640,799

Underlying Municipal Bonds of Inverse Floaters (c) 17.1%
Florida 2.4%
Orange County, FL, School Board, Certificate of Participations, Series C, 5.0%, 8/1/2034 (d)	10,000,000	11,363,854
Trust: Orange County, FL, School Board, Series 2016-XM0182, 144A, 17.36%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 4.9%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (d)	10,000,000	10,941,332
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 13.42%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (d)	10,425,000	11,880,416
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 17.396%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
		22,821,748
New York 5.0%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (d)	10,000,000	11,811,744
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 17.855%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (d)	7,165,000	8,560,647
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 17.729%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-3, 5.0%, 7/15/2038 (d)	2,685,000	3,194,369
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 17.797%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
		23,566,760
Texas 2.4%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (d)	10,000,000	11,347,721
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 17.42%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.4%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (d)	10,000,000	11,490,654
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 17.42%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $76,632,434)		80,590,737
	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (e) (Cost $55,027)	54,748	54,748

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $687,348,650)	153.9	726,286,284
Floating Rate Notes (c)	(11.2)	(52,700,000)
Series 2020-1 VMTPS, net of deferred offering costs	(42.1)	(198,525,085)
Other Assets and Liabilities, Net	(0.6)	(3,176,724)
Net Assets Applicable to Common Shareholders	100.0	471,884,475
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28, 2022. Date shown reflects the earlier of demand date or stated maturity date.
(c)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(d)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(e)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$726,231,536	$—	$726,231,536
Open-End Investment Companies	54,748	—	—	54,748
Total	$54,748	$726,231,536	$—	$726,286,284
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMIT-PH1
R-080548-1 (1/23)